UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2014 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09191
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock MuniHoldings Quality Fund II, Inc.

================= BlackRock MuniHoldings Quality Fund II, Inc. =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniHoldings Quality Fund II, Inc.

Date:	August 27, 2014